UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 1999

Institutional Investment Manager Filing this Report:

Name:  Florida State Board of Administration
Address:  1801 Hermitage Boulevard, Suite 100
          Tallahassee, FL  32308

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tom Herndon
Title:  Executive Director
Phone:  (850)488-4406

Signature, Place, and Date of Signing:

Tom Herndon,	Tallahassee, FL		May 3, 1999

Report Type:

13F HOLDINGS REPORT